SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2005
                                                --------------------

Check here if Amendment [ ];                  Amendment Number: ___
     This Amendment (Check only one.):        [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             ASSET ADVISORS CORPORATION
Address:          2814A HILLCREEK DRIVE
                  AUGUSTA, GA 30909-6484

Form 13F File Number:    028-06662
                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kevin M. Wilson
         -------------------------------------
Title:   Treasurer/CIO
         -------------------------------------
Phone:   706-650-9900
         -------------------------------------

Signature, Place, and Date of Signing:

 /S/ KEVIN M. WILSON                  AUGUSTA, GA          February 7, 2006
 ----------------------------   -----------------------    -----------------
         [Signature] [City, State] [Date]

Report Type       (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number       Name

         28- _________________      ___________________________________-
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                           0
                                                  -------------------------

Form 13F Information Table Entry Total:                    127
                                                  -------------------------

Form 13F Information Table Value Total:                  251,365
                                                  -------------------------
                                                        (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                           ASSET ADVISORS CORPORATION

                           FORM 13F INFORMATION TABLE
                              AS OF DATE: 9/30/05


                                                 Market                Investment Descretion                  Voting Authority
          Title                   CUSIP          Value                -------------------------  Other   ---------------------------
Name of Issuer & of Class         Number        (1000's)     Shares  (a)Sole (b)Shared (c)Other  Manager (a)Sole (b)Shared  (c)Other
--------------------------       ----------    ---------     ------   ------- --------- -------- ------- ------- ---------  --------
totals                             127         251365        6439621

Exxon Mobil Corporation          30231G102       9900         176244    176244                                              176244
Coca-Cola Company                191216100       9453         234495    234495                                              234495
T Rowe Price Group.              74144T108       8712         120945    120945                                              120945
Johnson & Johnson                478160104       7733         128669    128669                                              128669
I Shares US Total Mkt            464287846       7573         125150    125150                                              125150
American Express Co              025816109       7001         136040    136040                                              136040
Microsoft Corp.                  594918104       6910         264227    264227                                              264227
ConocoPhillips                   20825C104       6820         117220    117220                                              117220
Cameco Corp                      13321L108       6599         104100    104100                                              104100
Southeastern Bk Fin Corp         841584105       5762         146998    146998                                              146998
Sunrise Assisted Living          86768K106       5415         160620    160620                                              160620
Bank of America Corp             060505104       5392         116842    116842                                              116842
General Electric Co              369604103       5007         142841    142841                                              142841
Hershey Foods Corp               427866108       4895          88592     88592                                               88592
Jefferson Pilot Corp             475070108       4640          81503     81503                                               81503
Peabody Energy Corp              704549104       4467          54200     54200                                               54200
Intl Game Technology             459902102       4463         144990    144990                                              144990
FedEx Corp                       31428X106       4428          42826     42826                                               42826
Paychex Inc.                     704326107       4383         114975    114975                                              114975
Church & Dwight Co               171340102       4296         130050    130050                                              130050
St Joe Company                   790148100       4221          62800     62800                                               62800
Wachovia Corp                    929903102       3872          73243     73243                                               73243
Suntrust Banks Inc               867914103       3590          49347     49347                                               49347
Medco Health Solutions Inc       58405U102       3404          60995     60995                                               60995
Royal Dutch Shell Adr            780259206       3281          53364     53364                                               53364
ThreeM (3M) Company              88579Y101       3187          41121     41121                                               41121
Brown Forman Corp                115637209       3185          45950     45950                                               45950
AGL Resources Inc                047753108       2966          85202     85202                                               85202
Zimmer Holdings Inc              98956P102       2904          43060     43060                                               43060
BerkshireHathawayClB             084670207       2745            935       935                                                 935
General Dynamics Corp            369550108       2709          23750     23750                                               23750
Procter & Gamble Co              742718109       2664          46022     46022                                               46022
Carnival Corp                    143658300       2628          49150     49150                                               49150
PetroChina Co                    71646E100       2582          31500     31500                                               31500
Cousins Properties Inc           222795106       2565          90650     90650                                               90650
Charles Schwab Corp              808513105       2497         170230    170230                                              170230
Newmont Mining Corp              651639106       2275          42600     42600                                               42600
Mediacom Communications
        Corp                     58446K105       2190         398984    398984                                              398984
Merck & Co Inc                   589331107       2149          67542     67542                                               67542
Sector Spdr Engy Select          81369Y506       2055          40850     40850                                               40850
Morgan Stanley India
        Investment Fd            61745C105       1970          52754     52754                                               52754
Equity Rsntl Pptys Tr            29476L107       1946          49732     49732                                               49732
Duke Realty                      264411505       1874          56100     56100                                               56100
Stan&Poors Dep Recs              78462F103       1870          15015     15015                                               15015
T I B Financial Corp             872449103       1695          53000     53000                                               53000
American Int'l Group             026874107       1681          24635     24635                                               24635
Alltel Corp.                     020039103       1609          25500     25500                                               25500
Diebold Inc                      253651103       1571          41340     41340                                               41340
Clarcor Inc                      179895107       1500          50500     50500                                               50500
Block (H&R) Inc                  093671105       1463          59580     59580                                               59580
Health Care Ppty Inv Inc         421915109       1452          56800     56800                                               56800
Colonial Properties Trust        195872106       1441          34327     34327                                               34327
Walt Disney Holdings Co          254687106       1394          58140     58140                                               58140
Young Innovations Inc            987520103       1384          40600     40600                                               40600
Wal-Mart Stores                  931142103       1220          26065     26065                                               26065
Intern'l Business Mach           459200101       1201          14616     14616                                               14616
G&K Services Inc                 361268105       1138          29000     29000                                               29000
Cisco Systems                    17275R102       1131          66060     66060                                               66060
Cross Timbers Royalty Tr         22757R109       1068          21850     21850                                               21850
Deere & Co                       244199105       1063          15600     15600                                               15600
Johnson Controls Inc             478366107       1021          14000     14000                                               14000
Intel Corp                       458140100        995          39844     39844                                               39844
Pfizer Inc.                      717081103        989          42389     42389                                               42389
Home Depot                       437076102        903          22298     22298                                               22298
PepsiCo Incorporated             713448108        894          15140     15140                                               15140
Wolseley Plc Adr                 97786P100        860          20100     20100                                               20100
Consolidated Water Co Inc        G23773107        852          42000     42000                                               42000
Forest Laboratories Inc          345838106        846          20800     20800                                               20800
Polaris Industries Inc           731068102        843          16784     16784                                               16784
Greater China Fund               39167B102        826          63312     63312                                               63312
Delta & Pine Land Co             247357106        814          35386     35386                                               35386
Rio Tinto Plc Adr                767204100        786           4300      4300                                                4300
Southern Company                 842587107        786          22749     22749                                               22749
Kimberly Clark Corp              494368103        771          12922     12922                                               12922
Anheuser-Busch Co Inc            035229103        771          17940     17940                                               17940
Chattem Incorporated             162456107        750          20600     20600                                               20600
Lilly (Eli) & Co                 532457108        730          12907     12907                                               12907
Regions Finl Corp I 8%
        cld2/26/06               75914H208        724          28800     28800                                               28800
Scottish Power Plc Adr           81013T705        721          19300     19300                                               19300
BellSouth Corp                   079860102        669          24685     24685                                               24685
Amgen Inc                        031162100        658           8350      8350                                                8350
Flaherty & Crumrine Pfd
        Inc Fnd                  33848E106        657          59200     59200                                               59200
Watts Water Tech Inc A           942749102        636          21000     21000                                               21000
Ameriprise Financial Inc         03076C106        632          15413     15413                                               15413
Harley Davidson Inc              412822108        613          11900     11900                                               11900
AT&T Corp                        001957505        565          23059     23059                                               23059
iShares Trust Tips               464287176        555           5400      5400                                                5400
Honeywell International          438516106        499          13400     13400                                               13400
Genuine Parts Co                 372460105        491          11176     11176                                               11176
Royal Bank Scotland
        prd D 9.125%             780097606        461          17700     17700                                               17700
General Growth
        Properties Inc           370021107        437           9300      9300                                                9300
CitiGroup Inc                    172967101        428           8817      8817                                                8817
Intuit Inc                       461202103        421           7900      7900                                                7900
ChevronTexaco Corp               166764100        412           7256      7256                                                7256
Schlumberger Ltd                 806857108        408           4200      4200                                                4200
Dover Corporation                260003108        405          10000     10000                                               10000
Barrick Gold Corp.               02451E109        399          14300     14300                                               14300
Swiss Helvetia Fund Inc          870875101        394          25750     25750                                               25750
Florida East Coast Inds          340632108        381           9000      9000                                                9000
Unitedhealth Group Inc           91324P102        379           6100      6100                                                6100
Nasdaq 100 Trust Ser 1           631100104        352           8700      8700                                                8700
Chicos FAS Inc                   168615102        351           8000      8000                                                8000
Georgia Pwr Cap V 7.125          37333R308        348          13800     13800                                               13800
Caremark Rx Inc                  141705103        337           6500      6500                                                6500
JP Morgan Chase & Co             46625H100        323           8133      8133                                                8133
Regions Financial Corp           7591EP100        315           9227      9227                                                9227
Emerson Electric Co              291011104        299           4000      4000                                                4000
Constellation Brand Cl A         21036P108        296          11300     11300                                               11300
Fortune Brands                   349631100        291           3726      3726                                                3726
Texas Pacific Land Trust         882610108        291           1950      1950                                                1950
Cintas Corp                      172909105        288           7000      7000                                                7000
JM Smuckers Co                   832696405        278           6320      6320                                                6320
Macrovision                      555904101        278          16600     16600                                               16600
Bristol Myers Squibb Co          110122108        269          11717     11717                                               11717
Abbott Labs                      002824100        262           6640      6640                                                6640
Morgan Stanley                   617446448        261           4600      4600                                                4600
Duke Energy                      264399106        246           8970      8970                                                8970
FPL Group                        302571104        238           5726      5726                                                5726
Allstate Corp                    020002101        233           4300      4300                                                4300
SCANA Corp                       805898103        221           5600      5600                                                5600
St Paul Travelers Cos            792860108        201           4500      4500                                                4500
Fidelity Southern Corp           316320100        189          10560     10560                                               10560
Flag Financial Corp              33832H107        169          10000     10000                                               10000
Internap Network Services
        Corp                     45885A102        132         307770    307770                                              307770
Sirius Satellite Radio           82966U103         80          12000     12000                                               12000
Migratec Inc                     598622108          0          20000     20000                                               20000
129 equities less than 10000
shares and less than $200000                     7255         236469    236469                                              236469


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